DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2021
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.    DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Description — Giddy Inc. d/b/a Boxed (the “Company”) is an e-commerce retailer and an e-commerce enabler. The Company operates an e-commerce retail (“Retail”) service that provides bulk pantry consumables to businesses and household customers within the continental United States. The Company generates net revenue through direct retail sales of third-party and private- labeled goods, which includes all sales generated primarily through the Company’s website, mobile- optimized website, and mobile applications , and software & services (“Software & Services”) offerings of its enterprise-level e-commerce platform (collectively, “platforms”).

On June 13, 2021, the Company entered into a definitive agreement (“Business Combination Agreement,”) with a wholly owned subsidiary of Seven Oaks Acquisition Corp. (“Seven Oaks”), a special purpose acquisition company (the “SPAC”). Under the Business Combination Agreement, Seven Oaks agreed to acquire all outstanding equity interests of the Company for approximately $550,000,000 in aggregate consideration, the Company’s existing stockholders would receive consideration in the form of shares of common stock of the post-merger company (the consummation of the business combination and the other transactions contemplated by the Business Combination Agreement, collectively, the “Business Combination”).

On June 13, 2021, in connection with the execution of the Business Combination Agreement, Seven Oaks entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), in which the PIPE Investors subscribed to purchase an aggregate of 3,250,000 shares of Seven Oaks Class A common stock at $10.00 per share and an aggregate of $87,500,000 in principal amount of convertible notes upon consummation of the Business Combination (collectively, the “PIPE Investment”). The convertible notes will be convertible for shares of common stock at a conversion price of $12.00 per share and will bear interest at 7.00% annually.

On July 19, 2021, Seven Oaks filed a registration statement on Form S-4, as amended (the "Registration Statement"), with the U.S. Securities and Exchange Commission (the “SEC”) in connection with the Company’s Business Combination Agreement between the Company and Seven Oaks. The Registration Statement became effective on November 9, 2021.

On December 7, 2021 Seven Oaks held the Special Meeting of stockholders (the "Special Meeting"), at which the Seven Oaks stockholders considered and adopted, among other matters, a proposal to approve the Business Combination.

On December 8, 2021, the parties consummated the Business Combination and the PIPE Investment. In connection with the closing of the Business Combination (the “Closing”), Seven Oaks changed its name from Seven Oaks Acquisition Corp. to Boxed, Inc. The Business Combination has been accounted for as a reverse recapitalization, with the Company determined to be the accounting acquirer. See Note 16 for further information.

Principles of Consolidation — The accompanying condensed consolidated financial statements of Giddy Inc. d/b/a Boxed include its wholly owned subsidiaries, Jubilant LLC and Ashbrook Commerce Solutions LLC, because these entities are all under common control and common management. Any intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation — The accompanying condensed consolidated financial statements of Giddy Inc. d/b/a Boxed are unaudited and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair statement of the Company’s condensed consolidated financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC. They do not include all information and notes required by U.S. GAAP for annual financial statements.

The unaudited results of operations for the three and nine months ended September 30, 2021 are not necessarily indicative of future results or results to be expected for the full fiscal year ended December 31, 2021.

These unaudited condensed consolidated financial statements, including the Company’s significant accounting policies, should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2020 and related notes thereto included in the Registration Statement.

Considerations Related to COVID-19 — The ongoing spread of COVID-19 throughout the United States and internationally, as well as measures implemented by government authorities to minimize transmission of the virus have had, and continue to have, negative and positive implications for the Company’s business. Though many areas have begun relaxing such restrictions, varying levels of restrictions remain and may be increased, particularly in light of the proliferation of the Delta and Omicron variants.

In the preparation of these condensed consolidated financial statements and related disclosures we have assessed the impact that COVID-19 has had on the Company’s estimates, assumptions, forecasts, and accounting policies and made additional disclosures, as necessary. As COVID-19 and its impacts are unprecedented and ever evolving, future events and effects related to the pandemic cannot be determined with precision and actual results could significantly differ from estimates or forecasts.

Going Concern, Liquidity and Management’s Plan — As an emerging growth enterprise, the Company’s strategy is to fund growth primarily through the investment of capital at the expense of short-term profitability. As a result, the Company relies on private investors and lenders to fund its growth strategy. As of September 30, 2021, the Company had total cash and cash equivalents of $35,409,156 and an accumulated deficit, which is attributed to the recurring losses the Company has incurred since inception as a result of its intended growth strategy. In this regard, the Company’s net loss and net cash used in operating activities amounted to $(30,300,971) and $(27,095,675) respectively, for the nine months ended September 30, 2021.

To date, the Company has raised a substantial amount of capital from outside investors and lenders through the issuance of stock, term loans, and revolving credit facilities and expects this reliance to continue for the foreseeable future. However, as of September 30, 2021, the Company had no additional capital available for borrowing and no firm commitment from current or prospective investors to provide the Company additional capital to fund operations in the foreseeable future. While management believes the Company will be able to obtain additional capital, no assurance can be provided that such capital will be obtained or on terms that are acceptable to the Company. These uncertainties raise substantial doubt about the Company’s ability to continue as a going concern, which may require the Company to seek other strategic alternatives such as a further reduction in the Company’s current cost structure, or a recapitalization of the Company’s balance sheet and related debt and equity if management’s plans to alleviate these uncertainties are not successful. Notwithstanding the foregoing, the Company believes the net proceeds it received from the Business Combination and the PIPE Investment upon the Closing will help support funding of its future operations. The accompanying condensed consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going-concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying condensed consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent liabilities in the condensed consolidated financial statements and accompanying notes. Estimates are used for, but not limited to, income taxes, revenue deferrals, the fair value of stock options, and the fair value of common and preferred stock warrants. On a regular basis, management reviews its estimates utilizing currently available information, changes in fact and circumstances, historical experience, and reasonable assumptions. Given the global economic climate and additional or unforeseen effects from the COVID-19 pandemic, these estimates may become more challenging, and actual results could differ materially from these estimates.

Segment Information — The Company manages and reports its operating results through two reportable segments defined by its products and services: Retail and Software & Services. See Note 15 for Segment Reporting for the three and nine months ended September 30, 2021 and 2020.

Cash and Cash Equivalents — The Company considers all highly liquid investments purchased with an original maturity (at the date of purchase) of three months or less to be the equivalent of cash for the purpose of balance sheet presentation. Cash equivalents, which consist primarily of money market accounts, are carried at cost, which approximates market value.

Accounts Receivable, Net — Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company estimates that the allowance for doubtful accounts based on historical losses, existing economic conditions, and other information available at the balance sheet date. Uncollectable accounts are written off against the allowance after all collection efforts have been exhausted.

Accounts receivable includes $1,273,269 and $1,021,506 of credit card receivables at September 30, 2021 and December 31, 2020, respectively. The Company has recorded an allowance of $143,296 and $205,384 as of September 30, 2021 and December 31, 2020, respectively.

Fair Value of Financial Instruments — Assets and liabilities are measured at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The three levels of inputs used to measure fair value are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable or can be corroborated by observable market data for substantially the full-term of the asset or liability.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the asset of liability.

The hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Concentrations of Risk — Certain financial instruments potentially subject us to concentrations of credit risk. Financial instruments that subject the Company to credit risk consist of cash and cash equivalents, and accounts receivable. The Company’s cash balances are primarily on deposit at high credit quality financial institutions. The cash balances in all accounts held at financial institutions are insured up to $250,000 by the Federal Deposit Insurance Corporation (“FDIC”) through September 30, 2021. At times, cash balances may exceed federally insured amounts and potentially subject the Company to a concentration of credit risk. Management believes that no significant concentration of credit risk exists with respect to these cash balances because of its assessment of the creditworthiness and financial viability of the respective financial institutions.

The risk with respect to accounts receivable is managed by the Company through its policy of monitoring the creditworthiness of its customers to which it grants credit terms in the normal course of business. As of September 30, 2021 and December 31, 2020, one third-party seller accounted for approximately 40.2% and 54.3% of the Company’s outstanding receivables, respectively.

Leases — The Company leases its office facilities and fulfillment centers under operating lease agreements. Rent expense under the Company’s operating leases typically provide for fixed, non-contingent rent escalations. Rent expense is recognized on a straight-line basis over the non-cancellable term of each underlying lease. The Company also receives landlord contributions related to certain lease agreements that are recognized as deferred rent on the condensed consolidated balance sheet and treated as reductions of rental expense on a straight-line basis over the term of the lease. The lease term begins on the date the Company becomes legally obligated for the rent payments or when it takes possession of the leased space, whichever is earlier.

Inventories — Inventories consisting of finished goods are stated at the lower of cost or net realizable value. Inventory costs are determined using the first in, first out method. Inventory costs include price reductions and allowances offered by vendors.

Property and Equipment, Net — Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided for using the straight-line method over the estimated useful lives of the assets, which range from 3-7 years (see table below). Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases. Improvements are capitalized while expenditures for maintenance and repairs are expensed as incurred.

Estimated Useful Lives
Leasehold improvements	7 years
Warehouse equipment	5 years
Computers and small tools	3 years
Furniture and fixtures	7 years
Capital lease assets	7 years
Software development	4 years

Software Development Costs — The Company classifies software development costs as either internal use software or external use software. The Company accounts for costs incurred to develop internal use software in accordance with ASC 350-40, Internal Use Software. Consequently, the Company capitalizes certain external costs and internal labor-related costs associated with the development of its platforms and internal-use software products after the preliminary project stage is complete and until the software is ready for its intended use. Costs incurred in the preliminary stages of development, after the software is ready for its intended use and for maintenance of internal-use software are expensed as incurred. Upgrades and enhancements are capitalized to the extent they will result in added functionality. Capitalized software costs are included in property and equipment — net within the condensed consolidated balance sheet and are amortized over the remaining useful life of four years.

In accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed, the software development costs incurred in the research and development of software products or the software component of products to be sold, leased, or marketed to external users are expensed as incurred until technological feasibility has been established. Technological feasibility is established upon the completion of a working model. Software development costs incurred after the establishment of technological feasibility and until the product is available for general release are capitalized, provided recoverability is reasonably assured. Software development costs are stated at the lower of unamortized cost or net realizable value. Net realizable value for each software product is assessed based on anticipated profitability applicable to revenues of the related product in future periods. Amortization of capitalized software costs begins when the related product is available for general release to customers and is provided for using the straight-line method over the estimated life of the respective product. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented in this report.

Impairment of Long-Lived Assets — The Company periodically evaluates the need to recognize impairment losses relating to long-lived assets in accordance ASC 360, Property, Plant, and Equipment. Long-lived assets are evaluated for recoverability whenever events or circumstances indicate that an asset may have been impaired. In evaluating an asset for recoverability, the Company estimates the future cash flows, on an undiscounted basis, expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, the Company would write the asset down to fair value and record an impairment charge accordingly. As of September 30, 2021 and December 31, 2020, there were no such events or circumstances that indicate a need for such evaluation.

Debt — The Company defers costs directly associated with acquiring third-party financing. Debt issuance costs related to the term loans are recorded as a direct deduction from the carrying amount of the debt and debt issuance costs associated with the Credit Agreement (as defined in Note 5). Debt issuance costs were $669,677 for the three and nine months ended September 30, 2021. Debt issuance costs prior to September 30, 2021 have historically been immaterial. Interest expense was $766,373 and $115,107 for the three months ended September 30, 2021 and 2020, respectively, and $975,648 and $321,807 for the nine months ended September 30, 2021 and 2020, respectively.

Equity — The Company’s equity structure consists of Common Stock, Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, and Series E Preferred Stock. The Company analyzed the relevant provisions of ASC 480, Distinguishing Liabilities from Equity, and determined the preferred shares should be recognized as temporary equity. Refer to Note 10.

Employee Benefit Plan — The Company sponsors a qualified 401(k) defined contribution plan covering eligible employees. Participants may contribute a portion of their annual compensation limited to a maximum annual amount set by the Internal Revenue Service. There were no employer contributions under this plan for the nine months ended September 30, 2021 and 2020.

Stock-Based Compensation — The Company measures and records the expense related to stock-based awards based upon the fair value at the date of grant.

Stock-based compensation awards are recorded in accordance with ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees to be recognized as expenses in the condensed consolidated statements of operations based on their grant date fair values. The Company has granted stock options and restricted stock awards. Restricted stock awards are determined based on the fair market value of the common stock on the date of the grant.

The Company estimated the grant date fair value of each common stock option using the Black-Scholes option-pricing model. The fair value of restricted stock and restricted stock awards on the date of the grant was determined by the Board of Directors. The use of the Black-Scholes option-pricing model required management to make the following assumptions:

Expected Volatility — The Company estimates volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the options’ expected term.

Expected Term — Derived from the life of the options granted under the option plan and is based on the simplified method which is essentially the weighted average of the vesting period and contractual term.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on US Treasury zero-coupon issues with a term that is equal to the options’ expected term at the grant date.

Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Because the Company’s common stock has not been publicly traded prior to the consummation of the Business Combination, the Company estimates the fair value of common stock. The Board of Directors considers numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s convertible preferred stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

Net Loss Per Share — Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the convertible preferred stock, common stock warrants, preferred stock warrants, and common stock options outstanding are considered to be potentially dilutive securities. Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities as the convertible preferred stock are considered to be participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. Accordingly, the Company’s net loss is attributed entirely to common stockholders. As the Company has reported a net loss for all periods presented, diluted net loss per common share is the same as basic net loss per common share for those periods.

Income Taxes — In accordance with ASC 740, Income Taxes, the Company applies the guidance accounting for uncertainty in income taxes, which prescribes a recognition threshold and a measurement attribute for the balance sheet recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination be taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon the ultimate settlement.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Revenue Recognition — In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The Company adopted ASU No. 2014-09 and its related amendments (collectively, known as ASC 606, Revenue from Contracts with Customers) effective January 1, 2019, using the modified retrospective approach to all contracts not completed at the date of initial application. Adoption of ASC 606 did not impact the timing of revenue recognition in the Company’s financial statements. The Company elects to apply the practical expedient to forego the disclosure of revenue related to performance obligations that are part of a contract whose original expected duration is less than one year. This practical expedient applies to all revenue streams except software license revenue, as the term of software is greater than one year. For software license revenue, revenue allocated to the remaining performance obligations, which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods, was $6,883,878 and $1,163,226 as of September 30, 2021 for implementation fees and maintenance fees for the remainder of the initial contract term of five years, respectively. Based on the terms of the contract and an initial go-live date in the third quarter of 2021, the Company recognized $10,500,000 in floor license fees during the three months ended September 30, 2021. The Company expects to recognize approximately $6,883,878 and $240,000 in implementation and maintenance fees, respectively, over the next 12 months.

(a)	Retail Revenue — The Company’s Retail revenue is generated from following revenue streams:

Merchandise Sales — The Company offers merchandise in the following core merchandise categories: grocery, snacks, beverages, and household and cleaning products. Revenue generated through the Company’s e-commerce platform is recognized when control of the goods ordered are transferred to the customer, which generally occurs upon delivery to the customer. Deferred revenue consists of payments received from customers for goods not yet shipped by the end of the period. As the shipments in-transit represent unsatisfied performance obligations, the revenue is deferred until delivery to the customer is complete.

Subscription Sales — The Company charges a membership fee to customers who sign up for the Company’s Boxed Up program. That fee allows customers to earn cash back on every purchase, access to exclusive discounts, and free shipping over a minimum order amount. The duration of the membership is generally 12 months. Because the Company has the obligation to provide access to its website for the duration of the membership term, the Company recognizes membership fees on a straight-line basis over the life of the membership. The Company’s deferred revenue related to membership fees was $790,083 and $728,207 as of September 30, 2021 and December 31, 2020, respectively.

Outbound Delivery Fees — Outbound delivery fees are included in customer billing and are recorded as revenue as control of the product is transferred to customers upon delivery. Delivery charges to customers were $341,589 and $995,608 for the three months ended September 30, 2021 and 2020, respectively, and $1,169,475 and $2,796,294 for the nine months ended September 30, 2021 and 2020, respectively. Outbound delivery fees are included in net revenue in the condensed consolidated statement of operations.

Marketing Fees — The Company provides a mix of marketing services to merchants. The Company provides merchants access to its e-commerce platform where merchants display and sell their products to users. The Company also provides advertising services to help merchants promote their products within the Company’s platform. The Company recognizes revenue when a user’s order is processed, and the related order information has been made available to the merchant. Revenue from marketing fees charged to vendors and partners were $365,741 and $364,071 for the three months ended September 30, 2021 and 2020, respectively, and $1,109,990 and $1,110,306 for the nine months ended September 30, 2021 and 2020, respectively. Marketing fees are included in net revenue in the condensed consolidated statement of operations.

Returns and Refunds — The Company’s contracts with customers are generally sold with a right of return. Historically the returns have been immaterial and recognized in the period which the products are returned.

Sales Tax Collected — In the ordinary course of business, the Company collects sales tax on items purchased by its customers that are taxable in the jurisdictions when the purchases take place. These taxes are then remitted to the appropriate taxing authority. The Company excludes these taxes collected from net revenue in its financial statements.

(b)	Software & Services Revenue — The Company’s Software & Services revenue is generated from its software licensing arrangements.

Software License Revenue — The Company generates revenue through software license agreements. These agreements allow the customers the Company engages with to take possession of the software for usage of the Company’s IP, and host that software in an on-premise, or cloud-based infrastructure environment, at the customer’s election. A software license contract with multiple performance obligations typically includes the following elements: implementation services, software license, training services, and maintenance and support services. The total transaction price of a software license contract includes a fixed fee and may include forms of variable consideration, such as platform usage fees. Revenue is recognized as the performance obligations are satisfied. Specifically, implementation revenue is recognized over time utilizing the input method, based on a cost-to-cost analysis; software license revenue is recognized at the point in time at the go-live date of the software and upon settlement of variable fees, accounted using the sales- based royalty exception; training revenue is recognized when the training is delivered to the customer without regard to a detailed evaluation of the point in time criteria due to the short-term nature of the training services (completed within the same quarterly reporting period); and maintenance and support revenue is recognized over time on a straight-line basis over the contract period. For contracts with multiple performance obligations, we allocate the contract price to each performance obligation based on its relative standalone selling price. We generally determine standalone selling prices using a cost plus a margin approach. The total transaction price for the Company’s current contract related to software license revenue includes fixed and variable consideration.

(c)	Contract Assets and Liabilities

The difference in the opening and closing balances of the Company’s contract assets (unbilled receivables) and contract liabilities (deferred revenue) results from the timing differences between the Company’s performance and the customer’s payments. The Company fulfills its obligations under contracts with customers by transferring goods and services in exchange for consideration from the customer. The Company recognizes a contract asset when it transfers products or services to a customer for which the billings will occur in a future period. As of September 30, 2021, the Company recognized unbilled receivables related to its software licensing agreement under its Software & Services segment. The Company recognizes a contract liability when consideration is received from customers in advance of revenue recognition as described within the revenue streams above.

The following table represents a roll-forward of unbilled receivables and deferred revenue:

	September 30,	December 31,
	2021	2020
Contract assets (unbilled receivables)	$3,680,327	$—
Contract liabilities (deferred revenue)	$2,666,547	$2,435,909

The unbilled receivables and deferred revenue for the Company’s Software & Services segment are presented net at the contract level. The remaining deferred revenue that is presented separately on the Company’s condensed consolidated balance sheet as of September 30, 2021 is related to the Company’s Retail segment.

The increase in unbilled receivables as of September 30, 2021 is driven by the Company’s first software licensing agreement, signed in the first quarter of 2021. The unbilled receivables balance is attributable to the satisfaction of certain performance obligations for which billings were not yet invoiced as of September 30, 2021, partially offset by an increase in new billings for other certain performance obligations that were not yet satisfied.

(d)   Revenue Disaggregation

Revenue Disaggregation — The Company had total net revenues of $49,010,391 and $40,861,101 for the three months ended September 30, 2021 and 2020, respectively, and $132,218,141 and $143,926,813 for the nine months ended September 30, 2021 and 2020, respectively. The Company manages and reports its operating results through two reportable segments defined by its products and services: Retail and Software & Services. The Company’s Retail operations represent the majority of all its condensed consolidated total revenues.

The following table summarizes the Company’s net Retail revenue disaggregated by sales channel as well as its Software & Services revenue:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Direct Sales(1)	$33,616,439	$40,861,101	$103,709,366	$136,784,032
Channel Sales(2)	4,570,219	—	13,543,942	7,142,781
Software & Services (3)	10,823,733	—	14,964,833	—
(1)	Direct Sales includes retail direct to consumer sales on the Company’s e-commerce platform.
(2)	Channel Sales includes retail sales on other third-party platforms. For the three months ended September 30, 2020, Channel sales were temporarily suspended due to COVID-19 demand from direct sales.
(3)	Software & Services includes revenue generated from software licensing agreements (Note 1).

Other Income (Expense), Net — Other income (expense), net, consists primarily of gains (losses) resulting from fair value valuations and adjustments on the convertible notes and liability-classified warrants.

Customer Incentives — The Company offers its customers various sales incentives including sales discounts, loyalty rewards, and free items with purchases. The Company records a reduction of net revenue at the time the discount is taken and at the time loyalty rewards are earned. Historically loyalty rewards have been immaterial to the Company.

Vendor Rebates — The Company has agreements with its suppliers to receive funds for promotions, volume rebates, and marketing. Amounts earned and due from suppliers under these agreements are included in prepaid expenses and other current assets in the condensed consolidated balance sheet. Vendor rebates received by the Company reduce the carrying cost of inventory and are recognized in cost of sales in the condensed consolidated statements of operations when the related inventory is sold.

Cost of Sales — Cost of goods sold consists of the costs of merchandise, expenses for shipping to and from clients and inbound freight, inventory write-offs and changes in the Company’s inventory reserve, payment processing fees, and packaging materials costs, offset by vendor funded promotions and various vendor allowances.

Delivery Costs — Outbound shipping and handling costs incurred to deliver merchandise to customers amounted to $6,767,462 and $5,413,227 for the three months ended September 30, 2021 and 2020, respectively, and $20,063,356 and $19,287,399 for the nine months ended September 30, 2021 and 2020, respectively. The delivery costs are included in cost of sales in the condensed consolidated statements of operations.

Selling, General and Administrative Expense — Selling, general and administrative expense consists primarily of salaries and benefits for warehouse employees as well as all regional and home office employees, including buying personnel. Selling, general and administrative expenses also include substantially all building and equipment depreciation, research and development expense, bank service charges, utilities, as well as other operating costs incurred to support e-commerce website operations. In accordance with ASC 730-10-25, Research and Development, research and development costs are charged to expense as and when incurred in the development of software products to be sold, leased, or marketed to external parties. Research and development expense incurred was $547,100 and $661,434 for the three months ended September 30, 2021 and 2020, respectively, and $1,357,903 and $1,824,174 for the nine months ended September 30, 2021 and 2020, respectively.

Advertising Expense — The Company expenses advertising as incurred. Advertising expense was $5,173,248 and $1,377,010 for the three months ended September 30, 2021 and 2020, respectively, and $14,617,879 and $2,583,528 for the nine months ended September 30, 2021 and 2020, respectively. These costs are included in advertising expense in the condensed consolidated statements of operations. Included in prepaid expenses and other current assets in the condensed consolidated balance sheets as of September 30, 2021 and December 31, 2020 are prepayments for future advertising expenses of approximately $602,793 and $9,192, respectively.

Transaction Costs — The Company applies the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” The Company incurred $929,152 and $3,840,227 for the three and nine months ended September 30, 2021, respectively, in advisory, legal, accounting and management fees in conjunction with the pending Business Combination detailed above, which are included in selling, general and administrative expenses on the condensed consolidated statement of operations. Direct and specific incremental transaction costs related to the pending Business Combination that would not otherwise have been incurred will be treated as a reduction of the cash proceeds and deducted from the Company’s additional paid-in capital upon consummation of the Business Combination. Accordingly, $2,842,998 was deferred related to equity issuance costs as of September 30, 2021.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements — The accounting pronouncements the Company adopted are set forth in its audited financial statements for fiscal year 2020. There have been no material changes to these accounting pronouncements.

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06 — Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) — Accounting For Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU also simplifies the diluted net income per share calculation in certain areas. The Company early adopted this standard in the first quarter of 2021, effective as of January 1, 2021, on a modified retrospective basis. The effect of this standard was not material to the Company’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for stock-based payments granted to nonemployees for goods and services. This guidance will better align the treatment of stock-based payments to nonemployees with the requirements for such stock-based payments granted to employees. The new standard is effective for fiscal years beginning after December 15, 2019 for private companies, including interim periods within such fiscal year. The company has adopted this standard effective January 1, 2020 in the preparation of its condensed consolidated financials statements. The impact of adopting this pronouncement did not have a material impact on the Company’s condensed consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the existing disclosure requirements for fair value measurements in Topic 820. The new disclosure requirements include disclosure related to changes in unrealized gains or losses included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of each reporting period and the explicit requirement to disclose the range and weighted-average of significant unobservable inputs used for Level 3 fair value measurements. The other provisions of ASU 2018-13 include eliminated and modified disclosure requirements. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU 2018-13 and delay adoption of the additional disclosures until their effective date. For all entities, this guidance is required to be adopted for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The guidance was adopted effective January 1, 2020 and did not have a material impact on the Company’s condensed consolidated financial statements.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments. ASU 2016-13 will replace the current “incurred loss” model with an

“expected loss” model. Under the “incurred loss” model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (i.e., that it has been “incurred”). Under the “expected loss” model, an entity will recognize a loss (or allowance) upon initial recognition of the asset that reflects all future events that will lead to a loss being realized, regardless of whether it is probable that the future event will occur. The “incurred loss” model considers past events and current conditions, while the “expected loss” model includes expectations for the future which have yet to occur. ASU 2016-13 is effective for private companies beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of the new standard on the condensed consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other-Internal-Use Software (Subtopic 35-40) Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract, which aligns the accounting for implementation costs incurred in a hosting arrangement that does not include a license to internal-use software (a cloud computing arrangement) with one that does. The new standard is effective for fiscal years beginning after December 15, 2020 for private companies, and interim periods within fiscal years beginning after December 15, 2021. The Company does not believe the adoption of this ASU will have a material impact on its condensed consolidated financial statements and disclosures.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). This standard simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The standard also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s condensed consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02,Leases (“Topic 842”), which requires a lessee to recognize in its balance sheet an asset and liability for most leases with a term greater than 12 months. Lessees should recognize a liability to make lease payments and a right-of-use asset representing the lessee’s right to use the underlying asset for the lease term. On June 3, 2020, the FASB deferred the effective date of ASC 842 for private companies to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact the adoption of this standard will have on its financial statements but believes that there will be right of use assets and lease liabilities recognized on the Company’s condensed consolidated balance sheet and an immaterial impact on the Company’s condensed consolidated statement of operations.